GS Mortgage-Backed Securities Trust 2021-PJ5 ABS-15G

Exhibit 99.2 - Schedule 7

Fields Reviewed	Discrepancy Count	Percentage
Originator Back-End DTI	2	100.00%
Total Discrepancies:	2	100.00%

Audit ID	Loan Number	Borrower Last Name	Field	Tape Data	Review Data
XXXX	XXXX	XXXX	Originator Back-End DTI	XXXX	XXXX
XXXX	XXXX	XXXX	Originator Back-End DTI	XXXX	XXXX